Loans and Debentures (Schedule of Covenants) (Details) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Shareholder equity	$ 1,051,347	$ 894,204	$ 1,263,555	$ 1,437,698
OPC [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt service to coverage ratio	1.25	1.25